Taxes on Income (Details) - Schedule of deferred taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Taxes on Income (Details) - Schedule of deferred taxes [Line Items]
Balance	$ (1,040)
Initial recognition due to business combination		(1,026)
Taxes on income	247	(14)
Balance	(793)	(1,040)
Property, plant and equipment, net [Member]
Taxes on Income (Details) - Schedule of deferred taxes [Line Items]
Balance	(33)
Initial recognition due to business combination		(46)
Taxes on income	23	13
Balance	(10)	(33)
Intangible assets, net [Member]
Taxes on Income (Details) - Schedule of deferred taxes [Line Items]
Balance	(1,007)
Initial recognition due to business combination		(1,129)
Taxes on income	224	122
Balance	(783)	(1,007)
Carryforward tax losses [Member]
Taxes on Income (Details) - Schedule of deferred taxes [Line Items]
Balance
Initial recognition due to business combination		149
Taxes on income		(149)
Balance